Share-Based Compensation Plans - Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 9.5	$ 14.1	$ 17.3
Income tax benefit	(3.0)	(4.6)	(5.6)
Share-based payment expense, net of tax	6.5	9.5	11.7
Fair value of shares vested	22.2	6.6	4.5
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	4.1	8.1	6.8
Unrecognized Expense for Nonvested Awards at	$ 9.2
Weighted-average No. of Years Unrecognized Expense to be Recognized	2 years 11 days
Fair value of shares vested	$ 8.2	0.0	0.0
Market Share Units MSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	0.1	2.3	1.6
Unrecognized Expense for Nonvested Awards at	$ 0.3
Weighted-average No. of Years Unrecognized Expense to be Recognized	1 year 1 month 15 days
Fair value of shares vested	$ 2.7	0.0	0.0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	3.8	3.2	6.0
Unrecognized Expense for Nonvested Awards at	$ 3.7
Weighted-average No. of Years Unrecognized Expense to be Recognized	1 year 9 months 9 days
Fair value of shares vested	$ 4.1	5.3	4.1
Deferred Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	0.9	0.5	0.6
Unrecognized Expense for Nonvested Awards at	$ 0.3
Weighted-average No. of Years Unrecognized Expense to be Recognized	4 months 4 days
Fair value of shares vested	$ 1.9	0.2	0.3
Performance-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	0.6	0.0	0.0
Unrecognized Expense for Nonvested Awards at	$ 2.9
Weighted-average No. of Years Unrecognized Expense to be Recognized	2 years 5 months 22 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 0.0	0.0	2.3
Unrecognized Expense for Nonvested Awards at	$ 0.0
Weighted-average No. of Years Unrecognized Expense to be Recognized	0 days
Fair value of shares vested	$ 5.3	$ 1.1	$ 0.1